Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of U.S. Federal Statutory Rate

The reconciliation of the U.S. federal statutory rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2020	2019
Tax at statutory rate	21.00%	21.00%
State income taxes	5.00%	4.99%
Permanent differences	(0.03)%	(0.09)%
State tax rate change	—	—
Change in valuation allowance	(25.97)%	(25.90)%

Effective tax rate	0.00%	0.00%

Schedule of Net Deferred Tax Asset

The significant components of the Company’s deferred tax asset consist of the following at December 31, 2020 and 2019:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$1,826,692	$1,611,887
Stock-based compensation	1,836,905	1,312,200

Total deferred tax assets	3,663,597	2,924,087
Deferred tax asset valuation allowance	(3,663,597)	(2,924,087)

Net deferred tax asset	$—	$—